As filed with the Securities and Exchange Commission on  May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 99.0%
Banks: 2.4%
10,700	PNC Financial Services Group, Inc.	$997,668
Capital Goods: 7.7%
13,000	Emerson Electric Co.	736,060
11,000	Illinois Tool Works, Inc.	1,068,540
7,400	United Technologies Corp.	867,280
1,960	W.W. Grainger, Inc.	462,188
		3,134,068
Consumer Durables & Apparel: 1.7%
8,500	Under Armour, Inc. *	686,375
Consumer Services: 2.5%
11,000	Starbucks Corp.	1,041,700
Diversified Financials: 7.0%
32,000	The Charles Schwab Corp.	974,080
4,500	Intercontinental-Exchange, Inc.	1,049,715
8,200	McGraw Hill Financial, Inc.	847,880
		2,871,675
Energy: 3.9%
8,800	EOG Resources, Inc.	806,872
9,350	Schlumberger Ltd.	780,164
		1,587,036
Food & Staples Retailing: 4.5%
7,700	Costco Wholesale Corp.	1,166,511
13,000	Whole Foods Market, Inc.	677,040
		1,843,551
Food, Beverage & Tobacco: 2.2%
10,000	Brown-Forman Corp.	903,500
Health Care Equipment & Services: 12.1%
21,700	Abbott Laboratories	1,005,361
12,675	AmerisourceBergen Corp.	1,440,767
16,000	Cerner Corp. *	1,172,160
11,100	UnitedHealth Group, Inc.	1,313,019
		4,931,307
Household & Personal Products: 4.8%
14,300	Colgate-Palmolive Co.	991,562
11,800	Estée Lauder Companies, Inc. - Class A	981,288
		1,972,850
Materials: 4.3%
8,300	Ecolab, Inc.	949,354
6,600	Praxair, Inc.	796,884
		1,746,238
Media: 3.0%
11,750	The Walt Disney Co.	1,232,458
Pharmaceuticals, Biotechnology & Life Sciences: 7.6%
2,800	Biogen, Inc. *	1,182,272
9,450	Celgene Corp. *	1,089,396

8,400	Johnson & Johnson	845,040
		3,116,708
Retailing: 7.5%
10,600	The Home Depot, Inc.	1,204,266
750	Priceline Group, Inc. *	873,113
14,400	The TJX Companies, Inc.	1,008,720
		3,086,099
Semiconductors & Semiconductor Equipment: 2.8%
18,100	Analog Devices, Inc.	1,140,300
Software & Services: 12.8%
14,400	Adobe Systems, Inc. *	1,064,736
9,500	Automatic Data Processing, Inc.	813,580
37,000	Fortinet, Inc. *	1,293,150
975	Google, Inc. - Class A *	540,832
775	Google, Inc. - Class C *	424,700
17,000	Visa, Inc.	1,111,970
		5,248,968
Technology Hardware & Equipment: 7.8%
16,000	Amphenol Corp.	942,880
10,900	Apple, Inc.	1,356,287
12,650	QUALCOMM, Inc.	877,151
		3,176,318
Transportation: 4.4%
14,500	Canadian National Railway Co.	969,615
9,700	J.B. Hunt Transport Services, Inc.	828,331
		1,797,946
TOTAL COMMON STOCKS
(Cost $30,209,956)		40,514,765
SHORT-TERM INVESTMENTS: 1.1%
Money Market Fund: 1.1%
431,450	Invesco Short-Term Prime Portfolio - Institutional Class, 0.040%1	431,450
TOTAL SHORT-TERM INVESTMENTS
(Cost $431,450)		431,450
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $30,641,406)		40,946,215
Liabilities in Excess of Other Assets: (0.1)%		(29,247)
TOTAL NET ASSETS: 100.0%		$40,916,968

*	Non-income producing security.
1	Seven-day yield as of March 31, 2015.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments	$30,641,406

Gross unrealized appreciation	10,497,364
Gross unrealized depreciation	(192,555)
Net unrealized appreciation	$10,304,809

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$40,514,765	$-	$-	$40,514,765
Short-Term Investments	431,450	-	-	431,450
Total Investments	$40,946,215	$-	$-	$40,946,215

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 96.0%
Banks: 2.7%
50,000	Signature Bank *	$6,479,000
Capital Goods: 17.3%
95,000	B/E Aerospace, Inc.	6,043,900
85,000	Graco Inc.	6,133,600
55,000	Lennox International Inc.	6,142,950
275,000	MasTec, Inc. *	5,307,500
60,000	The Middleby Corp. *	6,159,000
45,000	Snap-on, Inc.	6,617,700
25,000	W.W. Grainger, Inc.	5,895,250
		42,299,900
Commercial & Professional Services: 4.8%
70,000	Cintas Corp.	5,714,100
65,000	Equifax Inc.	6,045,000
		11,759,100
Consumer Durables & Apparel: 10.2%
65,000	Carter's, Inc.	6,010,550
112,500	Jarden Corp. *	5,951,250
45,000	Polaris Industries, Inc.	6,349,500
195,000	Wolverine World Wide, Inc.	6,522,750
		24,834,050
Consumer Services: 2.5%
165,000	Texas Roadhouse, Inc.	6,010,950
Diversified Financials: 2.3%
100,000	Raymond James Financial, Inc.	5,678,000
Energy: 4.8%
55,000	Core Laboratories N.V.	5,746,950
110,000	Oceaneering International, Inc.	5,932,300
		11,679,250
Food, Beverage & Tobacco: 2.4%
90,000	The Hain Celestial Group, Inc. *	5,764,500
Health Care Equipment & Services: 7.5%
35,000	The Cooper Companies, Inc.	6,559,700
45,000	Henry Schein, Inc. *	6,282,900
35,000	IDEXX Laboratories, Inc. *	5,406,800
		18,249,400
Household & Personal Products: 2.5%
70,000	Church & Dwight Co., Inc.	5,979,400
Materials: 5.0%
60,000	Airgas, Inc.	6,366,600
50,000	International Flavors & Fragrances, Inc.	5,870,000
		12,236,600
Media: 2.2%
80,000	Scripps Networks Interactive, Inc. - Class A	5,484,800
Pharmaceuticals, Biotechnology & Life Sciences: 5.1%
19,000	Mettler-Toledo International, Inc. *	6,244,350

90,000	PAREXEL International Corp. *	6,209,100
		12,453,450
Retailing: 4.8%
27,000	O'Reilly Automotive, Inc. *	5,838,480
75,000	Williams-Sonoma, Inc.	5,978,250
		11,816,730
Semiconductor & Semiconductor Equipment: 4.9%
120,000	Linear Technology Corp.	5,616,000
65,000	Skyworks Solutions, Inc.	6,388,850
		12,004,850
Software & Services: 9.5%
18,000	Alliance Data Systems Corp. *	5,332,500
70,000	ANSYS, Inc. *	6,173,300
85,000	Jack Henry & Associates, Inc.	5,940,650
125,000	Synopsys, Inc. *	5,790,000
		23,236,450
Technology Hardware & Equipment: 5.1%
55,000	F5 Networks, Inc. *	6,321,700
65,000	IPG Photonics Corp. *	6,025,500
		12,347,200
Transportation: 2.4%
70,000	J.B. Hunt Transport Services, Inc.	5,977,650
TOTAL COMMON STOCKS
(Cost $200,543,359)		234,291,280
REAL ESTATE INVESTMENT TRUSTS: 1.8%
55,000	Camden Property Trust	4,297,150
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,639,514)		4,297,150
SHORT-TERM INVESTMENTS: 3.0%
Money Market Fund: 3.0%
7,283,893	Invesco Short-Term Prime Portfolio - Institutional Class, 0.040%1	7,283,893
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,283,893)		7,283,893
TOTAL INVESTMENTS IN SECURITIES: 100.8%
(Cost $211,466,766)		245,872,323
Liabilities in Excess of Other Assets: (0.8)%		(1,945,489)
TOTAL NET ASSETS: 100.0%		$243,926,834

*	Non-income producing security.
1	Seven-day yield as of March 31, 2015.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments	$211,366,089

Gross unrealized appreciation	41,681,392
Gross unrealized depreciation	(7,175,158)
Net unrealized appreciation	$34,506,234

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 3	Total

Common Stocks	$234,291,280	$-	$234,291,280
Real Estate Investment Trusts	4,297,150	-	4,297,150
Short-Term Investments	7,283,893	-	7,283,893
Total Investments	$245,872,323	$-	$245,872,323

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 85.4%
Banks: 4.5%
60,800	People's United Financial, Inc.	$924,160
Capital Goods: 9.2%
20,400	Fortune Brands Home & Security, Inc.	968,592
10,445	United Rentals, Inc. *	952,166
		1,920,758
Consumer Services: 4.3%
26,755	Diamond Resorts International, Inc. *	894,420
Food & Staples Retailing: 5.3%
94,300	SuperValu, Inc. *	1,096,709
Health Care Equipment & Services: 4.5%
7,700	Teleflex, Inc.	930,391
Materials: 8.5%
8,000	Airgas, Inc.	848,880
45,600	Tronox Ltd.	927,048
		1,775,928
Media: 10.5%
37,070	Starz *	1,275,578
26,745	Twenty-First Century Fox, Inc.	905,051
		2,180,629
Pharmaceuticals, Biotechnology & Life Sciences: 5.4%
5,630	Valeant Pharmaceuticals International, Inc. *	1,118,231
Retailing: 10.5%
16,800	HSN, Inc.	1,146,264
123,505	J.C. Penney Co., Inc. *	1,038,677
		2,184,941
Semiconductors & Semiconductor Equipment: 4.7%
46,400	NVIDIA Corp.	970,920
Software & Services: 8.7%
23,700	Cardtronics, Inc. *	891,120
26,200	VeriFone Systems, Inc. *	914,118
		1,805,238
Technology Hardware & Equipment: 5.0%
7,150	Palo Alto Networks, Inc. *	1,044,472
Transportation: 4.3%
4,930	Canadian Pacific Railway Ltd.	900,711
TOTAL COMMON STOCKS
(Cost $14,679,761)		17,747,508
REAL ESTATE INVESTMENT TRUSTS: 9.6%
9,600	American Tower Corp.	903,840
4,685	Equinix, Inc.	1,090,902
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,763,899)		1,994,742
SHORT-TERM INVESTMENTS: 4.9%
Money Market Fund: 4.9%
1,026,427	Invesco Short-Term Prime Portfolio - Institutional Class, 0.040%1	1,026,427

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,026,427)	1,026,427
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $17,470,087)	20,768,677
Other Assets in Excess of Liabilities: 0.1%	23,466
TOTAL NET ASSETS: 100.0%	$20,792,143

*	Non-income producing security.
1	Seven-day yield as of March 31, 2015.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments	$17,391,042

Gross unrealized appreciation	3,423,695
Gross unrealized depreciation	(46,060)
Net unrealized appreciation	$3,377,635

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$17,747,508	$-	$-	$17,747,508
Real Estate Investment Trusts	1,994,742	-	-	1,994,742
Short-Term Investments	1,026,427	-	-	1,026,427
Total Investments	$20,768,677	$-	$-	$20,768,677

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           May 20, 2015

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date           May 20, 2015
* Print the name and title of each signing officer under his or her signature.